other income	6 Months Ended
Jun. 30, 2023
other income
other income

7other income

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Government assistance		$9	$—	$10	$2
Other sublet revenue	19	2	2	3	3
Investment income (loss), gain (loss) on disposal of assets and other		(4)	3	(7)	(1)
Interest income	21(a)	2	—	4	1
Changes in business combination-related provisions	25	3	23	41	49
		$12	$28	$51	$54